Cash and Cash Equivalents, Restricted Cash and Term Deposits	6 Months Ended
Jun. 30, 2021
Cash and Cash Equivalents, Restricted Cash and Term Deposits [Abstract]
Cash and Cash Equivalents, Restricted Cash and Term Deposits
3.	Cash and Cash Equivalents, Restricted Cash and Term Deposits:

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the interim consolidated balance sheets that sum to the total of the same such amounts shown in the interim consolidated statements of cash flows:

	June 30, 2021	December 31, 2020
Cash and cash equivalents	52,684	21,011
Restricted cash	610	50
Restricted cash, non-current	500	990
Total	53,794	22,051

Restricted cash as of June 30, 2021 includes $500 of minimum liquidity requirements as per the ATB Loan Facility (Note 6), $560 in a dry-docking reserve account as per the ATB Loan Facility and $50 of restricted deposits pledged as collateral regarding credit cards balances with one of the Company’s financial institutions. Minimum liquidity, not legally restricted, as of June 30, of $5,300 as per the Company’s credit facilities covenants, is included in “Cash and cash equivalents” and in “Term deposits”.
Restricted cash as of December 31, 2020 includes $500 of minimum liquidity requirements as per the ATB Loan Facility (Note 6), $490 in a dry-docking reserve account as per the ATB Loan Facility and $50 of restricted deposits pledged as collateral regarding credit cards balances with one of the Company’s financial institutions. Minimum liquidity, not legally restricted, as of December 31, 2020, of $4,500 as per the Company’s credit facilities covenants, calculated as $500 per owned vessel, is included in “Cash and cash equivalents”.

An aggregate amount of $1,600, not legally restricted, as per the Company’s effective sale and leaseback transaction is included in “Term deposits” as of June 30, 2021, expiring in September 2021 (Note 6). In addition, an amount of $1,000, not legally restricted, is included in “Term deposits” as of June 30, 2021, expiring in February 2022.